Fees Summary	Sep. 24, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $86,113,690.00. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 86,113,690
Final Prospectus	true